Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,255.2	€ 1,343.8
Listing and share transaction costs	(27.5)	(27.4)
Total net share capital and capital reserve	1,227.7	1,316.4
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,255.2	€ 1,343.8
number of shares repurchased, not yet settled	97,185
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	150,235,502	156,090,858